Property, plant and equipment	6 Months Ended
Dec. 31, 2020
Property, plant and equipment.
Property, plant and equipment

13         Property, plant and equipment

	Freehold	Plant and	Fixtures
	property	machinery	and fittings	Total
	£’000	£’000	£’000	£’000
At 1 July 2020
Cost	270,900	38,222	79,741	388,863
Accumulated depreciation	(56,435)	(32,461)	(45,528)	(134,424)
Net book amount	214,465	5,761	34,213	254,439
Six months ended 31 December 2020
Opening net book amount	214,465	5,761	34,213	254,439
Additions	423	1,119	1,668	3,210
Transfers	7,366	—	(7,366)	—
Depreciation charge	(1,743)	(1,613)	(3,110)	(6,466)
Closing net book amount	220,511	5,267	25,405	251,183
At 31 December 2020
Cost	278,689	37,248	73,400	389,337
Accumulated depreciation	(58,178)	(31,981)	(47,995)	(138,154)
Net book amount	220,511	5,267	25,405	251,183

At 1 July 2019
Cost	268,981	34,845	64,806	368,632
Accumulated depreciation	(53,155)	(29,688)	(39,757)	(122,600)
Net book amount	215,826	5,157	25,049	246,032
Six months ended 31 December 2019
Opening net book amount	215,826	5,157	25,049	246,032
Additions	—	1,384	12,380	13,764
Depreciation charge	(1,631)	(1,271)	(3,371)	(6,273)
Closing net book amount	214,195	5,270	34,058	253,523
At 31 December 2019
Cost	268,981	36,229	77,186	382,396
Accumulated depreciation	(54,786)	(30,959)	(43,128)	(128,873)
Net book amount	214,195	5,270	34,058	253,523